Selected Quarterly Financial Information (unaudited)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Selected Quarterly Financial Information (unaudited)
Selected Quarterly Financial Information (unaudited)

9. Selected Quarterly Financial Information (unaudited)

        The following is a summary of the quarterly results of operations for 2013 and 2012 (in thousands, except per share amounts):

	2013
	March 31	June 30	September 30
Revenues	$—	$—	$—
Research and development	2,390	4,345	11,101
General and administrative	1,738	3,241	4,166

Loss from operations	(4,128)	(7,586)	(15,267)
Net loss attributable to common shareholders	$(6,361)	$(11,863)	$(18,424)
Basic and diluted earnings per common share	$(4.33)	$(8.07)	$(10.26)

	2012
	March 31	June 30	September 30
Revenues	$—	$—	$—
Research and development	1,621	1,578	1,595
General and administrative	1,388	1,694	2,259

Loss from operations	(3,009)	(3,272)	(3,854)
Net loss attributable to common shareholders	$(4,765)	$(5,326)	$(5,928)
Basic and diluted earnings per common share	$(3.31)	$(3.68)	$(4.07)

16. Selected Quarterly Financial Information (unaudited)

        The following is a summary of the quarterly results of operations for the years ended December 31, 2012 and 2011 (in thousands, except per share amounts):

	2012
	March 31	June 30	September 30	December 31
Revenues	$—	$—	$—	$—
Research and development	1,621	1,578	1,595	1,998
General and administrative	1,388	1,694	2,259	1,548

Loss from operations	(3,009)	(3,272)	(3,854)	(3,546)
Net loss attributable to common shareholders	$(4,765)	$(5,326)	$(5,928)	$(5,606)
Basic and diluted earnings per common share	$(3.31)	$(3.68)	$(4.07)	$(3.82)

	2011
	March 31	June 30	September 30	December 31
Revenues	$—	$—	$—	$—
Research and development	3,531	3,316	3,627	3,422
General and administrative	1,194	1,396	1,321	1,827

Loss from operations	(4,725)	(4,712)	(4,948)	(5,249)
Net loss attributable to common shareholders	$(6,213)	$(6,441)	$(6,765)	$(6,052)
Basic and diluted earnings per common share	$(4.56)	$(4.65)	$(4.81)	$(4.27)